Share-Based Compensation - Weighted Average Assumptions (Detail) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017
Incentive Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant date fair value per Incentive Unit	$ 10.04	$ 1.49	$ 1.49	$ 0.45
Performance-Based Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	30.00%
Expected dividend yield	8.10%
Risk-free interest rates	2.30%
2018 Awards | Incentive Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	28.00%	28.00%
Expected dividend yield	$ 0	$ 0
Expected term (in years)	8 months 12 days	8 months 12 days
Risk-free interest rates	2.45%	2.45%
Weighted-average grant date fair value per Incentive Unit	$ 10.04	$ 10.04
Total grant date fair value		$ 3,558,000
2015 Awards | Incentive Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	33.00%	33.00%
Expected dividend yield	$ 0	$ 0
Expected term (in years)	3 years 8 months 12 days	3 years 8 months 12 days
Risk-free interest rates	1.07%	1.07%
Weighted-average grant date fair value per Incentive Unit	$ 0.03	$ 0.03
Total grant date fair value		$ 55,000
2013 Awards | Incentive Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	40.00%	40.00%
Expected dividend yield	$ 0	$ 0
Expected term (in years)	6 years 2 months 12 days	6 years 2 months 12 days
Risk-free interest rates	0.94%	0.94%
Weighted-average grant date fair value per Incentive Unit	$ 1.51	$ 1.51
Total grant date fair value		$ 1,248,000